UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08966
Name of Fund: Legg Mason Growth Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202
Name and address of agent for service:
Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: December 31, 2006
Date of reporting period: December 31, 2006

Item 1. Report to Shareholders
Annual Report to Shareholders

Legg Mason Growth Trust, Inc. December 31, 2006

Annual Report to Shareholders  1

To Our Shareholders,

We are pleased to provide you with Legg Mason Growth Trust’s annual report for the year ended December 31, 2006.

Total returns for various periods ended December 31, 2006 are:

Total ReturnA
	6 Months	12 Months

Growth Trust:
Primary Class	+10.01%	+0.62%
Financial Intermediary Class	+10.42%	+1.35%
Institutional Class	+10.64%	+1.70%
S&P 500 Stock Composite IndexB	+12.74%	+15.79%
Lipper Large-Cap Growth Funds IndexC	+7.87%	+4.72%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com. For Class R, Financial Intermediary Class and Institutional Class please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm, has completed its annual examination of the Fund, and audited financial statements for the fiscal year ended December 31, 2006, are included in this report.

Information about the Fund’s performance over longer periods of time is shown in the Performance Information section within this report. For more information about the Fund share classes included in this report, please contact your financial advisor.

Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank

A Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Class R, which began operations on December 28, 2006 had a total return of −0.41% for the period ended December 31, 2006.
B A market capitalization-weighted index, composed of 500 widely held common stocks, that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.
C An index comprised of the 30 largest funds in the Lipper universe of 762 large-cap growth funds.

2  Annual Report to Shareholders

checking or brokerage accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases over time regardless of fluctuating price levels. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your financial advisor will be happy to help you establish a dollar cost averaging account should you wish to do so.

Sincerely,

Mark R. Fetting
President

January 26, 2007

Annual Report to Shareholders  3

Management’s Discussion of Fund Performance

Legg Mason Growth Trust, Inc.

Growth Trust’s Primary Class total return for the fourth quarter 2006 is shown below, along with the total returns of several comparable indices. In addition, we have provided one-year, three-year, five-year, ten-year and since-inception average annual total returns.

Average Annual Total Returns,
	Fourth		Periods Ended December 31, 2006
	Quarter	One	Three	Five	Ten	Since
	2006	Year	Years	Years	Years	InceptionA

Growth Trust:
Primary Class	+9.89%	+0.62%	+3.45%	+10.46%	+9.93%	+10.99%
Financial Intermediary Class	+10.07%	+1.35%	N/A	N/A	N/A	+4.92%
Institutional Class	+10.17%	+1.70%	N/A	N/A	N/A	+4.91%
S&P 500 Stock Composite IndexB	+6.70%	+15.79%	+10.44%	+6.19%	+8.42%	+10.95%
Dow Jones Industrial AverageC	+7.39%	+19.05%	+8.44%	+6.81%	+8.91%	+11.72%
Lipper Large-Cap Growth Funds IndexD	+5.92%	+4.72%	+6.57%	+2.01%	+4.72%	+7.57%
Lipper Large-Cap Value Funds IndexE	+7.02%	+18.28%	+12.07%	+7.67%	+8.54%	+10.76%
NASDAQ Composite IndexF	+11.59%	+10.41%	+7.16%	+4.99%	+6.95%	+9.92%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information for the Primary Class please visit www.leggmasonfunds.com. For Class R, Financial Intermediary and Institutional Classes please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

In 2006, the S & P 500 Stock Composite Index gained 15.8%. The best-performing sectors in the S&P 500 were Telecommunication (+36.8%), Energy (+24.2%), Utilities (+21.0%), Financials (+19.2%), and Materials (18.9%). The worst-performing sectors in the market last year were Health Care (+7.5%), Information Technology (+8.4%) and Industrials (+13.3%). 2006 was a year where once again value stocks, defined by the Russell 1000 Value Index, out-performed the Russell 1000 Growth Index. Although large-cap value stocks beat large-cap growth stocks for an unprecedented seventh year in a row, soon after the Federal ReserveG met in August and announced they would not raise interest rates, large-cap growth stocks began to perform better on a relative basis.

The Legg Mason Growth Trust Primary Class gained 0.62% in 2006 (Financial Intermediary Class gained 1.4% and the Institutional Class gained 1.7%). Our Fund underperformed the S&P 500 Index, which gained 15.8% and the Lipper Large-Cap Growth Fund Index,

4  Annual Report to Shareholders

Management’s Discussion of Fund Performance — Continued

Legg Mason Growth Trust, Inc. — Continued

which gained 4.7%. Our underperformance was due to adverse security selection and unfavorable sector allocation. Having a zero percentage weight in Energy, Utilities, and Materials certainly hurt the Fund’s annual performance. Also having a significant overweight in Information Technology penalized the Fund’s relative performance. On a stock specific basis, four of our Internet stocks contributed to a negative 5.5% return to our performance. Yahoo! Inc. was down 34.8% for the year, which cost us 2.3% in performance. eBay Inc. declined 30.4%, which deducted 1.6% from performance. Amazon.com was down 16.3% and Expedia, Inc. was down 12.4%. In aggregate, these stocks penalized the Fund 1.6% in performance. On the plus side, two of our Internet stocks contributed a positive 2.2% to our performance. IAC/InterActiveCorp was up 31.3% in 2006 while Google gained 11%. We also benefited from our investments in Cisco Systems, Inc. (+59.6%), The Goldman Sachs Group, Inc. (+57.4%), and Accenture Ltd (+29.3%).

Robert G. Hagstrom, CFA

January 26, 2007
DJIA: 12,487.02

A	The Fund’s Primary Class inception date is April 17, 1995. The Financial Intermediary Class inception date is January 29, 2004. The Institutional Class inception date is March 4, 2004. Class R, which began operations on December 28, 2006 had a total return of −0.41% for the period ended December 31, 2006. Although it is not possible to invest in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

B	A market capitalization-weighted index, composed of 500 widely held common stocks that is generally considered representative of the U.S. stock market. Although it is not possible to invest directly in an index, it is possible to purchase investment vehicles designed to track the performance of certain indexes.

C	A total return price-weighted average based on the price movements of 30 blue chip stocks, computed by reinvesting quarterly dividends on a daily basis.

D	An index comprised of the 30 largest funds in the Lipper universe of 762 large-cap growth funds.

E	An index comprised of the 30 largest funds in the Lipper universe of 522 large-cap value funds.

F	A market capitalization price-only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market, as well as National Market System traded foreign common stocks and ADRs.

G	The Federal Reserve Board (“Fed”) is charged with, among other things, conducting the nation’s monetary policy by influencing the monetary and credit conditions in the economy in pursuit of maximum employment, stable prices, and moderate long-term interest rates.

N/A — Not applicable.

Annual Report to Shareholders  5

Expense Example

Legg Mason Growth Trust, Inc.

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees on Primary Class, Class R and Financial Intermediary Class shares; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on July 1, 2006, and held through December 31, 2006. Class R began operations on December 28, 2006, therefore, an expense example is not presented.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending	Expenses PaidA
	Account	Account	During the
	Value	Value	Period
	7/1/06	12/31/06	7/1/06-12/31/06

Primary Class:
Actual	$1,000.00	$1,100.10	$9.85
Hypothetical (5% return before expenses)	1,000.00	1,015.83	9.45
Financial Intermediary Class:
Actual	$1,000.00	$1,104.20	$5.99
Hypothetical (5% return before expenses)	1,000.00	1,019.51	5.75
Institutional Class:
Actual	$1,000.00	$1,106.40	$4.25
Hypothetical (5% return before expenses)	1,000.00	1,021.17	4.08

A These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 1.86%, 1.13% and 0.80% for the Primary Class, Financial Intermediary Class and Institutional Class, respectively, multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (184), and divided by 365.

6  Annual Report to Shareholders

Performance Information

Legg Mason Growth Trust, Inc.

The graphs on the following pages compare the Fund’s total returns to those of the S&P 500 Stock Composite Index. The graphs illustrate the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in each of the Financial Intermediary and Institutional Classes, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market index do not include any transaction costs associated with buying and selling securities in the index or other administrative expenses. Both the Fund’s results and the index’s results assume reinvestment of all dividends and distributions.

Due to the limited operating history of Class R, a performance graph is not presented. Class R shares, which began operations on December 28, 2006 had a total return of −0.41% for the period ended December 31, 2006.

Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a Fund’s return, so that they differ from actual year-to-year results.

Annual Report to Shareholders  7

Growth of a $10,000 Investment — Primary Class

Periods Ended December 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+0.62%	+0.62%
Five Years	+64.43%	+10.46%
Ten Years	+157.73%	+9.93%

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

8  Annual Report to Shareholders

Performance Information — Continued

Growth of a $1,000,000 Investment — Financial Intermediary Class
Periods Ended December 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+1.35%	+1.35%
Life of Class*	+15.06%	+4.92%
* Inception date — January 29, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

A Index returns are for periods beginning January 31, 2004.

Annual Report to Shareholders  9

Growth of a $1,000,000 Investment — Institutional Class
Periods Ended December 31, 2006

	Cumulative	Average Annual
	Total Return	Total Return
One Year	+1.70%	+1.70%
Life of Class*	+14.52%	+4.91%
* Inception date — March 5, 2004

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please call 1-888-425-6432. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

B Index returns are for periods beginning February 29, 2004.

10  Annual Report to Shareholders

Performance Information — Continued

Portfolio Composition (as of December 31, 2006)C

(As a percentage of the portfolio)

Top 10 Holdings (as of December 31, 2006)

% of
Security	Net Assets

Amazon.com Inc.	6.9%
Yahoo! Inc.	6.9%
Nokia Oyj — ADR	5.4%
Countrywide Financial Corp.	5.3%
Google Inc.	5.3%
eBay Inc.	5.1%
Citigroup Inc.	4.9%
American International Group Inc.	4.9%
QUALCOMM Inc.	4.9%
General Electric Co.	4.8%

C The Fund is actively managed. As a result, the composition of its portfolio holdings and sectors is subject to change at any time.

Annual Report to Shareholders  11

Selected Portfolio PerformanceD

Legg Mason Growth Trust, Inc.

Strongest performers for the year ended December 31, 2006E

1.	Cisco Systems Inc.	+59.6%
2.	The Goldman Sachs Group Inc.	+57.4%
3.	IAC/InterActiveCorp	+31.3%
4.	Accenture Ltd.	+29.3%
5.	Countrywide Financial Corp.	+26.2%
6.	Citigroup Inc.	+19.6%
7.	NIKE Inc.	+15.8%
8.	Nokia Oyj — ADR	+13.5%
9.	Google Inc.	+11.0%
10.	Caterpillar Inc.	+7.9%

Weakest performers for the year ended December 31, 2006E

1.	XM Satellite Radio Holdings Inc.	-47.0%
2.	Yahoo! Inc.	-34.8%
3.	eBay Inc.	-30.4%
4.	Amazon.com Inc.	-16.3%
5.	Dell Inc.	-16.2%
6.	Expedia Inc.	-12.4%
7.	QUALCOMM Inc.	-11.3%
8.	Aetna Inc.	-8.3%
9.	Electronic Arts Inc. (EA)	-3.7%
10.	FedEx Corp.	+5.4%

Portfolio Changes

Securities added during the quarter	Securities sold during the quarter
Texas Instruments Inc.	Harley-Davidson, Inc.
The Home Depot Inc.	Intel Corp.
Sprint Nextel Corp.
UnitedHealth Group Inc.

D Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.
E Securities held for the entire year.

12  Annual Report to Shareholders

Portfolio of Investments

Legg Mason Growth Trust, Inc.
December 31, 2006
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 97.3%
Consumer Discretionary — 21.4%
Internet and Catalog Retail — 13.5%
Amazon.com Inc.	1,750	$69,055	A
Expedia Inc.	1,200	25,176	A
IAC/InterActiveCorp	1,100	40,876	A

		135,107

Media — 2.4%
XM Satellite Radio Holdings Inc.	1,650	23,843	A

Specialty Retail — 3.0%
The Home Depot Inc.	750	30,120

Textiles, Apparel and Luxury Goods — 2.5%
NIKE Inc.	250	24,757

Financials — 17.4%
Capital Markets — 2.3%
The Goldman Sachs Group Inc.	115	22,925

Diversified Financial Services — 4.9%
Citigroup Inc.	875	48,738

Insurance — 4.9%
American International Group Inc.	690	49,445

Thrifts and Mortgage Finance — 5.3%
Countrywide Financial Corp.	1,250	53,063

Annual Report to Shareholders  13

	Shares/Par	Value

Health Care — 6.4%
Health Care Equipment and Supplies — 1.9%
Boston Scientific Corp.	1,100	$18,898	A

Health Care Providers and Services — 4.5%
Aetna Inc.	1,050	45,339

Industrials — 8.7%
Air Freight and Logistics — 1.9%
FedEx Corp.	175	19,009

Industrial Conglomerates — 4.8%
General Electric Co.	1,300	48,373

Machinery — 2.0%
Caterpillar Inc.	325	19,932

Information Technology — 43.4%
Communications Equipment — 12.9%
Cisco Systems Inc.	940	25,690	A
Nokia Oyj — ADR	2,650	53,848
QUALCOMM Inc.	1,300	49,127

		128,665

Computers and Peripherals — 4.6%
Dell Inc.	1,825	45,790	A

Internet Software and Services — 17.3%
eBay Inc.	1,700	51,119	A
Google Inc.	115	52,955	A
Yahoo! Inc.	2,700	68,957	A

		173,031

14  Annual Report to Shareholders

Portfolio of Investments — Continued
Legg Mason Growth Trust, Inc. — Continued

	Shares/Par	Value

Information Technology — Continued
IT Services — 2.3%
Accenture Ltd.	625	$23,081

Semiconductors and Semiconductor Equipment — 2.3%
Texas Instruments Inc.	800	23,040

Software — 4.0%
Electronic Arts Inc. (EA)	800	40,288	A

Total Common Stocks and Equity Interests (Cost — $835,500)		973,444

Repurchase Agreements — 2.8%

Bank of America 5.24%, dated 12/29/06, to be repurchased at $13,969 on 1/2/07 (Collateral: $14,105 Federal Home Loan Bank notes, 5.25%, due 11/3/09, value $14,232)	$13,960	13,960

Goldman, Sachs & Company 5.21%, dated 12/29/06, to be repurchased at $13,969 on 1/2/07 (Collateral: $15,119 Fannie Mae mortgage-backed securities, 4.5%, due 8/1/35, value $14,222)	13,961	13,961

Total Repurchase Agreements (Cost — $27,921)		27,921

Total Investments — 100.1% (Cost — $863,421)		1,001,365
Other Assets Less Liabilities — (0.1)%		(1,021)

Net Assets — 100.0%		$1,000,344

A Non-income producing.

ADR — American Depository Receipt

See notes to financial statements.

Annual Report to Shareholders  15

Statement of Assets and Liabilities

Legg Mason Growth Trust, Inc.
December 31, 2006
(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost — $835,500)		$973,444
Short-term securities at value (Identified Cost — $27,921)		27,921
Receivable for fund shares sold		1,956
Dividend and interest income receivable		639
Foreign tax receivable		32

Total assets		1,003,992

Liabilities:
Payable for fund shares repurchased	$2,179
Accrued management fee	598
Accrued distribution fee	545
Accrued expenses	326

Total liabilities		3,648

Net Assets		$1,000,344

Net assets consist of:
Accumulated paid-in-capital applicable to:
18,730 Primary Class shares outstanding		$456,854
0.3 Class R shares outstanding		10
7,646 Financial Intermediary Class shares outstanding		217,621
5,767 Institutional Class shares outstanding		167,357
Accumulated net investment loss		(48)
Accumulated net realized gain on investments		20,606
Unrealized appreciation/(depreciation) of investments		137,944

Net Assets		$1,000,344

Net Asset Value Per Share:
Primary Class		$30.78

Class R		$31.49

Financial Intermediary Class		$31.48

Institutional Class		$31.73

See notes to financial statements.

16  Annual Report to Shareholders

Statement of Operations

Legg Mason Growth Trust, Inc.
For the Year Ended December 31, 2006
(Amounts in Thousands)

Investment Income:
Dividends	$7,242	A
Interest	1,424

Total income			$8,666

Expenses:
Management fee	6,134
Distribution and service fees:
Primary Class	5,317
Class R	—	B
Financial Intermediary Class	500
Audit and legal fees	47
Custodian fees	139
Directors’ fees and expenses	63
Registration fees	89
Reports to shareholders	240
Transfer agent and shareholder servicing expense:
Primary Class	425
Financial Intermediary Class	200
Institutional Class	22
Other expenses	124

	13,300
Less: Compensating balance credits	—	C

Total expenses, net of compensating balance credits			13,300

Net Investment Loss			(4,634)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on investments	29,145	D
Change in unrealized appreciation/(depreciation) of investments	(7,500)

Net Realized and Unrealized Gain on Investments			21,645

Change in Net Assets Resulting From Operations			$17,011

A	Net of foreign taxes withheld of $115.

B	Amounts less than $1.

C	Amounts less than $1. See Note 1, Compensating Balance Credits, in the notes to financial statements.

D	See Note 1, Commission Recapture, in the notes to financial statements.

See notes to financial statements.

Annual Report to Shareholders  17

Statement of Changes in Net Assets

Legg Mason Growth Trust, Inc.
(Amounts in Thousands)

	For the Years Ended
	December 31,
	2006	2005

Change in Net Assets:
Net investment loss	$(4,634)	$(4,379)
Net realized gain on investments	29,145	22,842
Change in unrealized appreciation/(depreciation) of investments	(7,500)	16,653

Change in net assets resulting from operations	17,011	35,116
Distributions to shareholders:
From net realized gain on investments
Primary Class	—	(3,649)
Class R	—	N/A
Financial Intermediary Class	—	(973)
Institutional Class	—	(1,287)
Change in net assets from Fund share transactions:
Primary Class	113,045	68,896
Class R	10	N/A
Financial Intermediary Class	79,198	129,934
Institutional Class	59,904	74,536

Change in net assets	269,168	302,573
Net Assets:
Beginning of year	731,176	428,603

End of year	$1,000,344	$731,176

Undistributed net investment income/(loss)	$(48)	$—

N/A — Not applicable.

See notes to financial statements.

18  Annual Report to Shareholders

Financial Highlights

Legg Mason Growth Trust, Inc.

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	Year Ended December 31,
	2006	2005	2004	2003	2002

Net asset value, beginning of year	$30.59	$30.15	$28.04	$17.17	$18.88

Investment operations:
Net investment loss	(.25)A	(.27)	(.32)	(.26)	(.11)
Net realized and unrealized gain/(loss) on investments	.44	.97	2.43	11.13	(1.60)

Total from investment operations	.19	.70	2.11	10.87	(1.71)

Distributions from:
Net realized gain on investments	—	(.26)	—	—	—

Total distributions	—	(.26)	—	—	—

Net asset value, end of year	$30.78	$30.59	$30.15	$28.04	$17.17

Total return	.62%	2.33%	7.52%	63.31%	(9.06)%

Ratios To Average Net Assets:B
Total expenses	1.86%	1.87%	1.87%	1.88%	2.06%
Expenses net of waivers, if any	1.86%	1.87%	1.87%	1.88%	1.90%
Expenses net of all reductions	1.86%	1.87%	1.87%	1.88%	1.90%
Net investment loss	(.87)%	(1.08)%	(1.18)%	(1.35)%	(.79)%
Supplemental Data:
Portfolio turnover rate	31.0%	19.7%	33.8%	49.5%	70.9%
Net assets, end of year (in thousands)	$576,549	$458,567	$384,040	$332,516	$137,188

A	Computed using average daily shares outstanding.

B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.

See notes to financial statements.

Annual Report to Shareholders  19

Class R:

	Period Ended
	December 31,
	2006C

Net asset value, beginning of year	$31.62

Investment operations:
Net investment income	—A,D
Net realized and unrealized gain/loss on investments	(.13)

Total from investment operations	(.13)

Net asset value, end of year	$31.49

Total return	(.41)	%E

Ratios To Average Net Assets:B
Total expenses	1.28	%F
Expenses net of waivers, if any	1.28	%F
Expenses net of all reductions	1.28	%F
Net investment loss	(1.14)	%F
Supplemental Data:
Portfolio turnover rate	31.0	%E
Net assets, end of year (in thousands)	$10

C	For the period December 28, 2006 (commencement of operations) to December 31, 2006.

D	Amount represents less than $0.01 per share.

E	Not annualized.

F	Annualized.

See notes to financial statements.

20  Annual Report to Shareholders

Financial Highlights — Continued
Legg Mason Growth Trust, Inc. — Continued

Financial Intermediary Class:

	Year Ended December 31,
	2006		2005	2004G

Net asset value, beginning of year	$31.06		$30.38	$27.59

Investment operations:
Net investment loss	(.04	)A	(.07)	(.01)
Net realized and unrealized gain/(loss) on investments	.46		1.01	2.80

Total from investment operations	.42		.94	2.79

Distributions from:
Net realized gain on investments	—		(.26)	—

Total distributions	—		(.26)	—

Net asset value, end of year	$31.48		$31.06	$30.38

Total return	1.35%		3.10%	10.11	%E

Ratios To Average Net Assets:B
Total expenses	1.13%		1.16%	1.11	%F
Expenses net of waivers, if any	1.13%		1.15%	1.11	%F
Expenses net of all reductions	1.13%		1.15%	1.11	%F
Net investment loss	(.14)%		(.39)%	(.07)	%F
Supplemental Data:
Portfolio turnover rate	31.0%		19.7%	33.8	%E
Net assets, end of year (in thousands)	$240,778		$155,266	$9,599

G	For the period January 29, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

Annual Report to Shareholders  21

Institutional Class:

	Year Ended December 31,

	2006		2005	2004H

Net asset value, beginning of year	$31.20		$30.42	$27.94

Investment operations:
Net investment income	.06	A	—	.02
Net realized and unrealized gain/(loss) on investments	.47		1.04	2.46

Total from investment operations	.53		1.04	2.48

Distributions from:
Net realized gain on investments	—		(.26)	—
Total distributions	—		(.26)	—

Net asset value, end of year	$31.73		$31.20	$30.42

Total return	1.70%		3.42%	8.88	%E

Ratios To Average Net Assets:B
Total expenses	.80%		.83%	.82	%F
Expenses net of waivers, if any	.80%		.83%	.82	%F
Expenses net of all reductions	.80%		.83%	.82	%F
Net investment income (loss)	.19%		(.02)%	.42	%F

Supplemental Data:
Portfolio turnover rate	31.0%		19.7%	33.8	%E
Net assets, end of year (in thousands)	$183,007		$117,343	$34,964

H	For the period March 5, 2004 (commencement of operations) to December 31, 2004.

See notes to financial statements.

22  Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Growth Trust, Inc.
(Amounts in Thousands)

1. Organization and Significant Accounting Policies:
The Legg Mason Growth Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940 as amended (“1940 Act”), as an open-end, non-diversified investment company.
Growth Trust offers four classes of shares: Primary Class, Class R, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged on Primary Class, Class R and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.
Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation
Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”), which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions
Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Annual Report to Shareholders  23

For year ended December 31, 2006, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$499,047	$262,754

Foreign Currency Translation
Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Compensating Balance Credits
The Fund has an arrangement with its custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Fund’s cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Commission Recapture
The Fund has entered into a directed brokerage agreement with State Street Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated

24  Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Growth Trust, Inc. — Continued

to the Fund. Such payments are included in the realized gain/(loss) on investment transactions. During the year ended December 31, 2006, the Fund received $49 in commission rebates.

Investment Income and Distributions to Shareholders
Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June, if available. An additional distribution may be made in December, to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Foreign Taxes
The Fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the Fund and withheld from dividend and interest income.

Other
In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:
No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Annual Report to Shareholders  25

The tax basis components of net assets at December 31, 2006 were:

Unrealized appreciation	$161,514
Unrealized depreciation	(28,759)

Net unrealized appreciation/(depreciation)	132,755
Undistributed long-term capital gains	25,795
Other deferrals	(48)
Paid-in capital	841,842

Net assets	$1,000,344

The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of wash sale losses.
For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2006, the Fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

Undistributed net investment income	$4,586
Accumulated net realized gain/(loss)	(3,831)
Paid-in capital	(755)

At December 31, 2006, the cost of investments for federal income tax purposes was $868,610.

3. Transactions With Affiliates:
The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. (“LMCM”). Pursuant to its agreement, LMCM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of the Fund’s average daily net assets.

The following chart summarizes the management fees for the Fund:

Management	Asset
Fee	Breakpoint

0.70%	up to $2 billion
0.65%	in excess of $2 billion

Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMCM. For LMFA’s services to the Fund, LMCM (not

26  Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Growth Trust, Inc. — Continued

the Fund) pays LMFA a fee, calculated daily and payable monthly, at a rate of 0.05% of the average daily net assets of the Fund.

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Fund. LMIS receives an annual distribution fee and an annual service fee, computed daily and payable monthly as follows:

	Distribution	Service
	Fee	Fee

Primary Class	0.75%	0.25%
Class R	0.25%	0.25%
Financial Intermediary Class	N/A	0.25%

LMCM and LMIS currently intend to voluntarily waive fees or reimburse expenses in any month to the extent the Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month annual rates of average daily net assets specified below. These voluntary waivers are currently expected to continue until April 30, 2007, but may be terminated at any time. For the year ended December 31, 2006, no fees were waived.

The following chart summarizes the expense limitations for the Fund:

Expense
Class	Limitation

Primary	1.90%
Class R	1.40%
Financial Intermediary	1.15%
Institutional	0.90%

LM Fund Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $24 for the year ended December 31, 2006.

LMCM, LMFA, LMIS and LMFS are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

Under a Deferred Compensation Plan (“Plan”), directors may elect to defer receipt of all or a specified portion of their compensation. A participating director may select one or more funds in which his or her deferred director’s fees will be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan.

Annual Report to Shareholders  27

4. Line of Credit:
The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the year ended December 31, 2006.

5. Fund Share Transactions:
At December 31, 2006, there were 100,000 shares authorized at $.001 par value for each of the Primary, Financial Intermediary and Institutional Classes and 500,000 shares authorized at $.001 par value for Class R shares of the Fund. Share transactions were as follows:

	Year Ended		Year Ended
	December 31, 2006		December 31, 2005
	Shares	Amount	Shares	Amount

Primary Class
Shares sold	8,343	$246,804	5,530	$162,252
Shares issued on reinvestment	—	—	116	3,573
Shares repurchased	(4,603)	(133,759)	(3,395)	(96,929)

Net Change	3,740	$113,045	2,251	$68,896

Class RA
Shares sold	0.3	$10	N/A	N/A
Shares issued on reinvestment	—	—	N/A	N/A
Shares repurchased	—	—	N/A	N/A

Net Change	0.3	$10	—	—

Financial Intermediary Class
Shares sold	3,967	$117,797	5,149	$143,487
Shares issued on reinvestment	—	—	41	1,281
Shares repurchased	(1,320)	(38,599)	(507)	(14,834)

Net Change	2,647	$79,198	4,683	$129,934

Institutional Class
Shares sold	2,890	$86,390	3,094	$88,719
Shares issued on reinvestment	—	—	31	973
Shares repurchased	(884)	(26,486)	(513)	(15,156)

Net Change	2,006	$59,904	2,612	$74,536

A	Class R commenced operations December 28, 2006.

N/A —	Not applicable.

28  Annual Report to Shareholders

Notes to Financial Statements — Continued
Legg Mason Growth Trust, Inc. — Continued

6. Recent Accounting Pronouncements:
In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and establishes financial reporting rules regarding recognition, measurement, presentation, and disclosure in its financial statements of tax positions that a fund has taken or expects to take on a tax return. Management has evaluated the impact of FIN 48 on the Fund and has determined that the adoption of FIN 48 will not have a material impact on the Fund’s financial statements. FIN 48 is effective for fiscal periods beginning after June 1, 2007.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Annual Report to Shareholders  29

Report of Independent Registered Public Accounting Firm

To the Shareholders and Directors of Legg Mason Growth Trust, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Legg Mason Growth Trust, Inc. (the “Fund”) at December 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 23, 2007

30  Annual Report to Shareholders

Directors and Officers

The table below provides information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, Attn: Fund Secretary, 32nd Floor, Baltimore, Maryland 21202.

Name,
(Year of Birth) and	Term of Office and
Position with	Length of Time	Number of Funds in Fund Complex		Principal Occupation(s)
Corporation	ServedA	Overseen	Other Directorships Held	During the Past Five Years
INDEPENDENT DIRECTORS:B
Hearn, Ruby P. (1940) Director	Since 2004	Director/Trustee for all Legg Mason funds consisting of 21 portfolios.	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).
Lehman, Arnold L. (1944) Lead Independent Director	Since 1998	Director/Trustee for all Legg Mason funds consisting of 21 portfolios.	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).
Masters, Robin J.W. (1955) Director	Since 2002	Director/Trustee for all Legg Mason funds consisting of 21 portfolios.
Chairman of the Board of Directors of Cap-a-Laige Ltd. (management company for charitable trust); Director of Cheyne Capital International Limited (investment advisory firm); Director of Cheyne Property Holdings Limited (real estate).
Retired. Director of Bermuda SMARTRISK (non-profit) since 2001. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).
McGovern, Jill E. (1944) Director	Since 1998	Director/Trustee for all Legg Mason funds consisting of 21 portfolios.	None
Chief Executive Officer of The Marrow Foundation (non-profit) since 1993. Formerly: Executive Director of the Baltimore International Festival (1991-1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Annual Report to Shareholders  31

Name,
(Year of Birth) and	Term of Office and
Position with	Length of Time	Number of Funds in Fund Complex		Principal Occupation(s)
Corporation	ServedA	Overseen	Other Directorships Held	During the Past Five Years
Mehlman, Arthur S. (1942) Director	Since 2002	Director/Trustee of all Legg Mason funds consisting of 21 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).
O’Brien, G. Peter (1945) Director	Since 1999	Director/Trustee of all Legg Mason funds consisting of 21 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	Director of Technology Investment Capital Corp.	Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care). Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).
Rowan, S. Ford (1943) Director	Since 2002	Director/Trustee for all Legg Mason funds consisting of 21 portfolios.	None
Consultant, Rowan & Blewitt Inc. (management consulting); Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999.

Tarola, Robert M. (1950) Director	Since 2004	Director/Trustee for all Legg Mason funds consisting of 21 portfolios.	None
Senior Vice President and Chief Financial Officer of W. R. Grace & Co. (specialty chemicals) since 1999. Formerly: Chief Financial Officer of MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984-1996).

INTERESTED DIRECTORS:C
Curley Jr., John F. (1939) Chairman and Director	Since 1998	Chairman and Director/Trustee for all Legg Mason funds consisting of 21 portfolios.	None
Chairman of the Board of all Legg Mason Funds. Formerly: Vice Chairman and Director of Legg Mason, Inc. and Legg Mason Wood Walker, Incorporated (1982-1998); Director of Legg Mason Fund Adviser, Inc. (1982-1998) and Western Asset Management Company (1986-1998) (each a registered investment adviser).

32  Annual Report to Shareholders

Directors and Officers — Continued

Name,
(Year of Birth) and	Term of Office and
Position with	Length of Time	Number of Funds in Fund Complex		Principal Occupation(s)
Corporation	ServedA	Overseen	Other Directorships Held	During the Past Five Years
Fetting, Mark R. (1954) President and Director	President since 2001 and Director since 2002	President and Director/Trustee of all Legg Mason funds consisting of 21 portfolios; Director/Trustee of the Royce Family of Funds consisting of 25 portfolios.	None
Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates since 2000. Formerly: Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991-2000); Partner, Greenwich Associates; Vice President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:
Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 1998	Vice President and Chief Financial Officer for all Legg Mason funds consisting of 21 portfolios.	None
Vice President and Chief Financial Officer of all Legg Mason Funds. Vice President and Treasurer of Legg Mason Fund Adviser, Inc. Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).

Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	Vice President and Chief Legal Officer for all Legg Mason funds consisting of 21 portfolios.	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).
Olmert, Amy M. (1963) Vice President and Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer for all Legg Mason funds consisting of 21 portfolios.	None
Senior Vice President of Legg Mason, Inc. since 2004. Chief Compliance Officer of Western Asset Funds, Inc., Western Asset Income Fund, Western Asset Premier Bond Fund, Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund, and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 since 2004. Formerly: Managing Director, Deutsche Asset Management (1997-2004).

Annual Report to Shareholders  33

Name,
(Year of Birth) and	Term of Office and
Position with	Length of Time	Number of Funds in Fund Complex		Principal Occupation(s)
Corporation	ServedA	Overseen	Other Directorships Held	During the Past Five Years
Hughes, Wm. Shane (1968) Treasurer	Since 2006	Treasurer of Legg Mason Equity funds consisting of 14 portfolios.	None
Assistant Vice President of Legg Mason & Co., LLC and Manager, Funds Accounting since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).

Wachterman, Richard M. (1947) Secretary	Since 2004	Secretary for all Legg Mason funds consisting of 21 portfolios.	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).

ADDITIONAL INFORMATION ABOUT THE CORPORATION’S DIRECTORS
AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL
INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST BY
CALLING 1-800-822-5544 OR ON THE SECURITIES AND
EXCHANGE COMMISSION WEBSITE (http://www.sec.gov).

A	Officers of the Corporation are elected to serve until their successors are elected and qualified. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

B	Each of the Independent Directors serves on the standing committees of the Board of Directors, which include the Audit Committee (chair: Arthur Mehlman), the Nominating Committee (co-chairs: Peter O’Brien and Jill McGovern), and the Independent Directors Committee (chair: Arnold Lehman).

C	Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the Fund’s adviser or its affiliated entities (including the Fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

34  Annual Report to Shareholders

Board Consideration of Legg Mason Growth Trust’s Investment Advisory and Management Agreement

At its November 2006 meeting, the Board of Directors, including all of the Independent Directors, approved the continuation of the Investment Advisory and Management Agreement between Legg Mason Capital Management, Inc. (the “Adviser”) and Growth Trust (the “Agreement”). In voting to approve the continuation of the Agreement, the Board considered whether continuance would be in the best interests of Growth Trust and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreement and the overall fairness of the Agreement to Growth Trust. In considering the Agreement, the Board did not identify any single factor or item of information as all-important or controlling. Based on its evaluation of all material factors, including those described below, the Board concluded that the terms of the Agreement are reasonable and fair and that the continuation of the Agreement is in the best interests of Growth Trust and its shareholders.

Prior to the Board action, the Independent Directors met as a committee to consider its recommendation as to continuance of the Agreement. As part of the process to consider the Agreement, legal counsel to Growth Trust requested certain information from the Adviser on behalf of the Independent Directors, and in response, the Adviser provided extensive reports that addressed specific factors designed to inform the Board’s consideration of the Agreement. Counsel also provided the Independent Directors and the Board with a memorandum detailing their responsibilities pertaining to the continuance of the Agreement.

In addition to the November meeting, the Independent Directors meeting as a committee held an additional meeting in October 2006 at which materials related to the Agreement were reviewed and analyzed. The Independent Directors also retained an independent consultant to assist them in their review and analysis of the Agreement. The Board meets at least another three times per year in order to oversee the Legg Mason Funds, including meetings at which the portfolio manager of Growth Trust or others submit or make presentations and discuss performance, compliance and other applicable issues. The Board also drew upon its long association with the Adviser and its personnel, and the Board members’ familiarity with their culture, and the manner in which the management entities have sought to strengthen and enhance themselves.

With respect to the nature, scope and quality of the services provided, the Board considered the experience and commitment of the Adviser’s personnel and their efforts to build and support a strong service team. The Board also considered the nature and quality of the Adviser’s investment process. In assessing performance, the Board compared Growth Trust’s returns to the average of an appropriate Lipper category and a peer group of investment companies pursuing similar strategies, all over multiple time periods. The Board also considered Growth Trust’s performance in the context of the risk undertaken by the portfolio manager. The Board noted Growth Trust’s performance record and the measures that the Adviser was taking in an effort to maintain attractive long-term performance. The Board also considered the level of service provided by the Adviser and its affiliates to Growth Trust, including oversight of the transfer agent, the custodian, fund legal counsel, and investment adviser and fund compliance,

Annual Report to Shareholders  35

and preparation of regulatory filings. The Board considered the Adviser’s procedures for executing portfolio transactions for Growth Trust. The Board also reviewed the Adviser’s reports on its policies and procedures for the selection of brokers and dealers and on obtaining research from brokers.

In determining whether the terms of the Agreement are reasonable and fair, the Board considered the terms and fee structure of the Agreement. In that connection, the Board considered the costs to the Adviser in providing services to Growth Trust and profitability for the Adviser and its affiliates from their overall association with Growth Trust. The Board reviewed information about the advisory fee schedule and overall expense ratio of Growth Trust and comparable fee schedules and expense ratios of a peer group of funds. In considering whether any economies of scale experienced by the Adviser in providing services to Growth Trust were shared with Growth Trust, the Board further noted that Growth Trust’s advisory fee structure provides for a reduction of the effective fee rate as asset levels increase and that the Manager has voluntarily waived fees for Growth Trust. In addition, the Board noted that the Adviser has made significant investments in its business that have benefited Growth Trust. The Board also compared Growth Trust’s advisory fee schedule to the advisory fees charged by the Adviser to its other accounts managed in a similar style. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser to Growth Trust and to the other accounts. Finally, the Board considered the benefits accruing to the Adviser and its affiliates by virtue of its relationship to Growth Trust.

Fund Information

Investment Adviser
Legg Mason Capital Management, Inc.
Baltimore, MD

Board of Directors
John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers
Marie K. Karpinski, Vice President and Chief Financial Officer
Gregory T. Merz, Vice President and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Treasurer
Richard M. Wachterman, Secretary
Peter J. Ciliberti, Assistant Secretary

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Braintree, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
Washington, DC

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Equity Funds
American Leading Companies Trust
Classic Valuation Fund
Growth Trust
Special Investment Trust
U.S. Small-Capitalization Value Trust
Value Trust

Specialty Funds
 Balanced Trust
Financial Services Fund
Opportunity Trust

Global Funds
Emerging Markets Trust
Global Income Trust
International Equity Trust

Taxable Bond Funds
 Core Bond Fund
High Yield Portfolio
Investment Grade Income Portfolio
Limited Duration Bond Portfolio

Tax-Free Bond Funds
Maryland Tax-Free Income Trust
Pennsylvania Tax-Free Income Trust
Tax-Free Intermediate-Term Income Trust

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Legg Mason Fund’s website at www.leggmason.com/funds/about/aboutlmf.asp#results.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. You may obtain a free copy of the Fund’s portfolio holdings, as filed on Form N-Q, by contacting the Fund at the appropriate phone number, address or website listed below. Additionally, the Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room can be obtained by calling 1-800-SEC-0330.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

Legg Mason Funds For Primary Class Shareholders c/o BFDS, P.O. Box 55214 Boston, MA 02205-8504 800-822-5544 www.leggmasonfunds.com	Legg Mason Investor Services - Institutional For R, FI and I Class Shareholders c/o BFDS, P.O. Box 8037 Boston, MA 02206-8037 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Investor Services, LLC, Distributor
A Legg Mason, Inc. subsidiary

LMF-222/A 07-0121

Item 2. Code of Ethics Applicable to Registrant’s Principal Executive Officer and Principal Financial Officer
(a)	Legg Mason Growth Trust, Inc. (“Registrant”) has adopted a Code of Ethics, as defined in the instructions to Form N-CSR that applies to the Registrant’s President and Treasurer, which is designed to deter wrongdoing and to promote:
•	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
•	Full, fair, accurate, timely and understandable disclosure in reports and documents the Registrant files with, or submits to, the SEC or in other public communications made by the Registrant;

•	Compliance with applicable governmental laws, rules and regulations;

•	Prompt internal reporting of violations of the Code of Ethics to an appropriate person or persons identified in the Code of Ethics; and

•	Accountability for adherence to the Code of Ethics.
(b)	No response required.

(c)	Not applicable.

(d)	The Registrant has not granted a waiver, including an implicit waiver, from a provision of the Code of Ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions during the period covered by this report.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is attached as Exhibit 12(a)(1) to this Form N-CSR.
Item 3. Audit Committee Financial Expert

(a)	(1)	The Registrant’s Board of Directors have determined that the Registrant has at least one Audit Committee financial expert serving on its Audit Committee.
(a)	(2)	The Audit Committee’s financial experts are Mr. Arthur S. Mehlman and Mr. Robert M. Tarola. They are “independent” as defined in Form N-CSR Item 3(a)(2).
Item 4. Principal Accounting Fees and Services
(a)	Audit Fees

PricewaterhouseCoopers LLP Fiscal Year End December 31, 2005 — $19,150 Fiscal Year End December 31, 2006 — $20,100

(b)	Audit-Related Fees

There were no additional fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a).

There were no fees billed to the Registrant for assurance and related services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(c)	Tax Fees

PricewaterhouseCoopers LLP Fiscal Year End December 31, 2005 — $1,050 Fiscal Year End December 31, 2006 — $1,100

Services include preparation of federal and state income tax returns and preparation of excise tax returns.

There were no fees billed to the Registrant for tax services that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(d)	All Other Fees

There were no fees billed to the Registrant during either of the last two fiscal years in addition to those disclosed in Item 4(a) through Item 4(c) above.

There were no fees billed to the Registrant for services not included in Items 4(a) through 4(c) above that required preapproval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(e)	(1)	The Audit Committee’s policy is to delegate to its chairperson the authority to preapprove items prior to the next meeting of the Committee. Such preapprovals are reported at the next quarterly meeting of the Audit Committee.
(2)	There were no services provided to the Registrant that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

There were no fees billed to the Registrant for services where pre-approval by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the Registrant’s last two fiscal years.

(f)	The percentage of hours expended by the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants’ full-time, permanent employees was zero.

(g)	Non-Audit Fees for services rendered to Registrant or Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager.

PricewaterhouseCoopers LLP Fiscal Year End December 31, 2005 — $279,508 Fiscal Year End December 31, 2006 — $327,554

(h)	The members of the Registrant’s Audit Committee have considered whether the non-audit services that were rendered by the Registrant’s principal accountant to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
     The Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.
Item 6. Schedule of Investments
     The schedule of investments in securities of unaffiliated issuers is included in the annual report.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
     Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers
     Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
     The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn.: Fund Secretary.
Item 11. Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the SEC’s rule and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits
(a)	File the exhibits listed below as part of this Form.
(1)	The Registrant’s Code of Ethics applicable to Registrant’s principal executive officer and principal financial officer is attached hereto.

(2)	Separate certifications for the Registrant’s chief executive officer and chief financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
(b)	Separate certifications for the Registrant’s chief executive officer and chief financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Growth Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: February 27, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Growth Trust, Inc.
Date: February 27, 2007
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Growth Trust, Inc.
Date: February 26, 2007